Financial items (Table)	6 Months Ended
Jun. 30, 2019
Financial items [Abstract]
Schedule of Finance items [text block]
Quarters				First half		Full year
Q2 2019	Q1 2019	Q2 2018	(in USD million)	2019	2018	2018

(82)	(12)	(138)	Gains (losses) on net foreign exchange	(94)	(157)	(166)
145	211	155	Interest income and other financial items	355	148	283
267	306	(55)	Gains (losses) on derivative financial instruments	573	(220)	(341)
(330)	(356)	(278)	Interest and other finance expenses	(686)	(507)	(1,040)

(0)	149	(317)	Net financial items	149	(737)	(1,263)